Supplement to New York Spinnaker Prospectus
                          Supplement dated May 1, 2000
                        to Prospectus dated June 16, 1997

 The disclosure set forth below replaces and updates the information under the heading "EXPENSE TABLE" found in the prospectus and any prior supplements.





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                  FIRST SAFECO SEPARATE ACCOUNT S EXPENSE TABLE
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OWNER TRANSACTION EXPENSES (See Note 2)
Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
     No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:
                   year 1.........8%                year 4..........5%                  year 7..........2%
                   year 2.........7%                year 5..........4%                  year 8..........1%
                   year 3.........6%                year 6..........3%                  year 9+.........0%

Withdrawal Charge
     No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge
     No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
$30 per contract per contract year.
====================================================================================================================================
SEPARATE ACCOUNT ANNUAL EXPENSES                                    Mortality and Expense Risk Charge.....................  1.25%
(as a percentage of average account value)
                                                                    Asset Related Administration Charge...................   .15%
                                                                                                                             ----

                                                                    Total Separate Account Annual Expenses................  1.40%
                                                                                                                            =====
=================================================================== ===============================================================
PORTFOLIO EXPENSES                                                           Management             Other            Total Annual
(as a percentage of average net assets)                                         Fees              Expenses             Expenses
                                                                           (after reimbursement and waiver for certain Portfolios)
------------------------------------------------------------------------ ------------------- -------------------- -----------------
Managed by SAFECO Asset Management Company (a)
     RST Equity Portfolio                                                       0.74%                0.02%                0.76%
     RST Growth Opportunities Portfolio (formerly RST Growth Portfolio)         0.74%                0.04%                0.78%
     RST Northwest Portfolio                                                    0.74%                0.10%                0.84%
     RST Bond Portfolio                                                         0.74%                0.17%                0.91%
     RST Money Market Portfolio                                                 0.65%                0.13%                0.78%
     RST Small Company Value Portfolio (formerly RST Small Company              0.85%                0.10%                0.95%
     Stock Portfolio)
Managed by Federated Investment Management Company (a)
     Federated High Income Bond Fund II                                         0.60%                0.19%                0.79%
     Federated Utility Fund II                                                  0.75%                0.19%                0.94%
Managed by Federated Global Investment Management Corp. (a)
     Federated International Equity Fund II                                     0.54%                0.71%                1.25%
Managed by Lexington Management Corporation (a)
     Lexington Emerging Markets Fund, Inc.                                      0.85%                0.85%                1.70%
     Lexington Natural Resources Trust                                          1.00%                0.33%                1.33%
Managed by American Century Investment Management, Inc. (a)
     VP Balanced                                                                0.90%                0.00%                0.90%
     VP International                                                           1.34%                0.00%                1.34%
------------------------------------------------------------------------ ------------------- -------------------- ------------------

(a)  In some  cases  the fund  advisers  agree to  waive or  reimburse  all or a portion  of the  portfolio  expenses.  For those  portfolios  where such an agreement  exists,  the expenses absent waiver or reimbursement  would have been  1.22% for the RST Small  Company  Value  Portfolio  and 1.71% for the
     Federated  International Equity Fund II. See the portfolio prospectuses for
     more  detailed  information.   In  addition,  we  have  Fund  Participation
     Agreements  with each of the  non-SAFECO  fund  managers  that describe the administrative practices and responsibilities of the parties. To the extent it performs  services for the fund, First SAFECO may receive an asset based administrative fee from the fund's adviser or distributor.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

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

Explanation of Expense Table

1. The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the contract. The Expense
     Table reflects  expenses of the Separate Account as well as the portfolios.
     Changes  to the  portfolio  expenses  affect  the  results  of the  expense
     Examples in your prospectus and any previous supplements. Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.

2. There are situations where all or some of the owner transaction expenses do not apply. See "Charges and Deductions" for a complete discussion.




     The disclosure set forth below is added to the information under the heading "THE SEPARATE ACCOUNT" found in the prospectus.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.



               The address of First SAFECO  National Life  Insurance  Company of
New York has been changed to:

First SAFECO National Life Insurance Company of New York
5069 154th Place N.E.
Redmond, WA 98052